INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Costs and Accumulated Amortization of these Acquired Intangible Assets

The costs and accumulated amortization of these acquired intangible assets are as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Tradename	2,393	5,193
Intangible assets subject to amortization:
Contract backlog	902	1,182
Customer base and relationship	7,821	14,888
Non-compete agreement	1,036	3,322
Software technology	321	579

	12,473	25,164

Less: Accumulated amortization
Contract backlog	(902)	(1,052)
Customer base and relationship	(3,806)	(6,777)
Non-compete agreement	(688)	(1,227)
Software technology	(241)	(362)

	(5,637)	(9,418)

Acquired intangible assets, net	6,836	15,746